Debt Issued (Details) - Schedule of debt securities issued - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BCHIEM0817 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 93,096
Terms Years		7 years
Annual issue rate %		0.80%
Issue date		06/01/2020
Maturity date		06/01/2027
BCHIEL0717 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		UF
Amount		$ 123,957
Terms Years		8 years
Annual issue rate %		0.72%
Issue date		04/02/2020
Maturity date		04/02/2028
Subtotal UF [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Amount		$ 217,053
BONO AUD [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	AUD	AUD
Amount	$ 31,203	$ 37,130
Terms Years	10 years	15 years
Annual issue rate %		2.65%
Issue date	12/08/2021	02/03/2020
Maturity date	12/08/2031	02/03/2035
Subtotal Others currency [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Amount	$ 684,671	$ 37,130
Total as of December 31, 2021 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Amount	$ 962,581	$ 254,183
BCHIEB1117 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	UF
Amount	$ 109,889
Terms Years	6 years
Annual issue rate %	3.68%
Issue date	22/10/2021
Maturity date	22/10/2027
BCHICD0815 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	UF
Amount	$ 58,658
Terms Years	9 years
Annual issue rate %	3.59%
Issue date	25/10/2021
Maturity date	25/10/2030
BCHIEU0917 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	UF
Amount	$ 109,363
Terms Years	7 years
Annual issue rate %	3.70%
Issue date	25/10/2021
Maturity date	25/10/2028
Subtotal UF [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Amount	$ 277,910
BONO JPY [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	JPY
Amount	$ 36,097
Terms Years	10 years
Annual issue rate %	0.70%
Issue date	17/08/2021
Maturity date	17/08/2031
BONO CHF [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	CHF
Amount	$ 115,483
Terms Years	5 years
Annual issue rate %	0.32%
Issue date	14/10/2021
Maturity date	14/10/2026
BONO USD [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD
Amount	$ 82,543
Terms Years	5 years
Annual issue rate %	2.22%
Issue date	17/11/2021
Maturity date	17/11/2026
BONO USD One [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD
Amount	$ 419,345
Terms Years	10 years
Annual issue rate %	2.99%
Issue date	07/12/2021
Maturity date	07/12/2031